DWS VARIABLE SERIES II

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES
                            OF THE LISTED PORTFOLIO:

                             ----------------------

                       DWS Dreman Small Mid Cap Value VIP

The following information revises similar disclosure for the above portfolio in "The Portfolio Managers" section of the prospectuses.

The following people handle the day-to-day management of the portfolio:


David N. Dreman                              Nelson Woodard                              Mark Roach
Chairman and Chief Investment Officer of     Co-Lead Portfolio Manager through           Co-Lead Portfolio Manager, effective
Dreman Value Management, L.L.C. and          December 31, 2006.                          November 28, 2006.
Co-Lead Portfolio Manager.                     o Began investment career in 1985.           o Joining Dreman Value Management L.L.C.
  o Began investment career in 1957.           o Joined the portfolio team in 2002.           in November 2006 as a Managing
  o Joined the portfolio in 2002.              o Mr. Woodard rejoined Dreman Value            Director and Portfolio Manager of
  o Founder, Dreman Value Management,            Management, L.L.C. in 2001 after             Small and Mid Cap products.
    L.L.C.                                       serving as a Managing Director of the      o Prior to that, Portfolio Manager at
                                                 Firm from 1997 to 2000. He is                Vaughan Nelson Investment Management,
                                                 currently a Managing Director and            managing a small cap product from
                                                 Senior Portfolio Manager with the            2002 through 2006; security analyst
                                                 Firm. From 2000 through 2001,                from 1997 to 2001 for various
                                                 Mr. Woodard was Vice President of            institutions including Fifth Third
                                                 Asset Allocation and Quantitative            Bank, Lynch, Jones & Ryan and USAA.
                                                 Analysis at Prudential Investments.        o BS, Baldwin Wallace College; MBA,
                                                 Mr. Woodard received a BA in                 University of Chicago.
                                                 Mathematics and Economics, MA in
                                                 Economics and a Ph.D. in Econometrics
                                                 and Public Finance from the
                                                 University of Virginia.






















               Please Retain This Supplement for Future Reference


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group


November 15, 2006
SVS-3606